Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]

Irrevocable lending commitments and lending related contingent liabilities

in € m.	Dec 31, 2019	Dec 31, 2018
Irrevocable lending commitments	167,788	167,722
Revocable lending commitments	43,652	44,327
Contingent liabilities	49,232	51,605
Total	260,672	263,654

Other Commitments and Contingent Liabilities [text block table]	Other commitments and other contingent liabilities
in € m.	Dec 31, 2019	Dec 31, 2018
Other commitments	143	130
Other contingent liabilities	78	74
Total	220	204